Leases - Schedule of Future Minimum Lease Payments under Non-Cancelable Operating Leases with Remaining Terms Exceeding One Year (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013
Leases [Line Items]
Total minimum lease payments	¥ 154,254
Less: Sublease rental income	(9,338)
Net minimum lease payments	¥ 144,916